Nationwide Bailard Small Cap Value Fund Investment Risks - Nationwide Bailard Small Cap Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk [Text Block]	Principal RisksThe Fund cannot guarantee that it will achieve its investment objective. As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This occurs due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, and the fluctuation of other securities markets around the world. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, trade disputes and social unrest or rapid technological developments such as artificial intelligence) adversely interrupt the global economy.
Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Selection risk – the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it will be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.
Micro Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Micro-cap risk – investing in micro-cap companies involves greater risk than investing in small-, medium- or large- capitalization companies because the stocks of micro-cap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, micro-cap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.
Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually is appropriately priced. In addition, value stocks as a group sometimes are out of favor and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
Quantitative Analysis Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Quantitative analysis strategy risk – the success of the Fund's investment strategy depends in part on the effectiveness of the subadviser's quantitative tools for screening securities. These strategies may incorporate factors that are not predictive of a security's value. Additionally, a previously successful strategy may become outdated or inaccurate, possibly resulting in losses.
Behavioral Finance Techniques Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Behavioral Finance techniques risk – the criteria used in implementing Behavioral Finance techniques and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. There can be no guarantee that the subadviser will be successful in applying Behavioral Finance techniques to successfully predict investor behavior to exploit stock price anomalies, and the Fund may underperform funds that do not employ such techniques.
Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – foreign securities often are more volatile, harder to price and less liquid than U.S. securities.
Non Financial Information Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-financial information risk – the Fund's subadviser may employ an investment process that integrates non-financial factors with traditional financial factors. The relevance and weightings of specific non-financial factors to or within the investment process varies across asset classes, sectors and strategies and no one factor or consideration is determinative. When integrating non-financial factors into the investment process, the subadviser may rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. Non-financial information from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely impact the investment process. Moreover, non-financial information, whether from an external and/or internal source, is, by nature and in many instances, based on a qualitative and subjective assessment. An element of subjectivity and discretion is therefore inherent to the interpretation and use of non-financial data.
Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs, may adversely impact the Fund’s performance, and may result in higher taxes when Fund shares are held in a taxable account.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.